Debt - Schedule of Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, gross	$ 340,259
Less debt issuance costs	(5,104)	$ (7,954)
Total debt	335,155	448,500
Senior Loan
Debt Instrument [Line Items]
Long-term debt, gross	340,259	431,454
Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 25,000